Average Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Growth Opportunities ETF	Nov. 29, 2023
Fidelity Growth Opportunities ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(38.72%)
Since Inception	(21.22%)	[1]
Fidelity Growth Opportunities ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(38.72%)
Since Inception	(21.22%)	[1]
Fidelity Growth Opportunities ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(22.92%)
Since Inception	(15.73%)	[1]
RS004
Average Annual Return:
Past 1 year	(29.14%)
Since Inception	(6.58%)	[1]

[1]	AFrom February 2, 2021.